Note 8 - Cash, Cash equivalents in central banks and other demand deposits and Financial liabilities measured at amortized cost - Cash, Cash equivalents in central banks and other demand deposits (Details) - EUR (€)
		Jun. 30, 2020	Dec. 31, 2019
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date		€ 65,877,000,000	€ 44,303,000,000
Cash On Hand [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date		5,669,000,000	7,060,000,000
Cash balances at central banks [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	[1]	54,442,000,000	31,755,000,000
Other demand deposits [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date		5,766,000,000	5,488,000,000
Total
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date		€ 65,877,000,000	€ 44,303,000,000

[1]	(*) The variation corresponds mainly to the increase in cash held at the Bank of Spain.